ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) - USD ($) shares in Millions				4 Months Ended		5 Months Ended	12 Months Ended
	May 31, 2023	May 31, 2022	Apr. 15, 2021	May 01, 2023	Apr. 15, 2021	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal							$ 27,000	$ 113,170,000	$ 574,941,000
Total operating revenues							298,429,000	267,740,000	260,273,000
Golar Tundra
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total operating revenues							13,800,000	14,400,000
CoolCo
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal				$ 27,000			27,000	(10,060,000)	0
Assets and liabilities disposed								355,400,000
Cash sale proceeds								218,200,000
Discontinued operation, consideration, value of shares received								$ 127,100,000
Consideration received (in shares)								12.5
CoolCo | Guaranty, lease obligations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Guaranty liabilities							176,700,000
Golar LNG NB 13 Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal						$ 123,230,000			0
Cash sale proceeds		$ 352,500,000				352,500,000
Percentage disposed		100.00%
Consideration received		$ 352,500,000				$ 352,500,000
Golar Partners And Hygo Energy
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal					$ 574,941,000		0	$ 0	574,941,000
Consideration received			$ 876,300,000		876,300,000
Golar Partners And Hygo Energy | Ship management fees income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses							0	9,500,000	6,900,000
Golar Partners And Hygo Energy | Management and administrative services revenue
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses							0	4,500,000	3,100,000
Golar Partners And Hygo Energy | Charter and debt guarantee fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses							1,000,000	1,700,000	1,400,000
Golar LNG Partners
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash sale proceeds			80,800,000		80,800,000
Golar LNG Partners | Hilli LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments of dividends							4,100,000	29,400,000	21,200,000
Reimbursements							2,100,000	4,100,000	100,000
Hygo and subsidiaries
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash sale proceeds			50,000,000		50,000,000
Discontinued operation, consideration, value of shares received			$ 745,400,000		$ 745,400,000
Consideration received (in shares)			18.6
Hygo and subsidiaries | Pool income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses							0	500,000	$ 2,500,000
Discontinued operations, disposed of by sale | Cool Company Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on disposal	$ 27,000							(10,100,000)
Assets and liabilities disposed								355,400,000
Cash sale proceeds								$ 218,200,000
Disposal group, including discontinued operation, noncash consideration, number of shares issued (in shares)								12.5
Discontinued operation, consideration, value of shares received								$ 127,100,000
Discontinued operations, disposed of by sale | Cool Company Ltd | Debt Guarantee Fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses							1,000,000	800,000
Discontinued operations, disposed of by sale | Cool Company Ltd | Management And Administrative Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses							1,600,000	3,100,000
Discontinued operations, disposed of by sale | Cool Company Ltd | Pool Expense
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses							0	4,800,000
Discontinued operations, disposed of by sale | Cool Company Ltd | Ship management fees income
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses							2,000,000	5,800,000
Discontinued operations, disposed of by sale | Cool Company Ltd | Administrative Services Fees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Incurred pool net expenses							$ 100,000	$ 0